Transactions with Related Parties - Tsakos Energy Management Limited (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 3,452,000		$ 3,452,000		$ 4,366,000
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Management fees	5,025,000	$ 5,055,000	10,050,000	$ 10,119,000
Monthly fee for supervisory services, per vessel			20,400
Supervisory services expenses	245	$ 0	367	$ 0
Due to related parties	$ 220,000		$ 220,000		$ 114,000